Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,137	1,128	1,143	1,209
Restructured loans	83	29	6	20
Potential problem loans	252	342	340	444
Total other impaired loans	335	371	346	464
Gross impaired loans	1,472	1,499	1,489	1,673
Non-interest-earning loans	286	283	281	305
Non-performing loans	851	845	862	904
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	582		623
Restructured loans	83		6
Potential problem loans	194		291
Total other impaired loans	277		297
Gross impaired loans	859		920
Non-interest-earning loans	194		192
Non-performing loans	388		431
Real estate.
Gross impaired loans by category
Total non-performing and non-interest-earning loans	93		68
Restructured loans	0		0
Potential problem loans	3		5
Total other impaired loans	3		5
Gross impaired loans	96		73
Non-interest-earning loans	15		15
Non-performing loans	78		53
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	373		451
Restructured loans	83		6
Potential problem loans	188		258
Total other impaired loans	271		264
Gross impaired loans	644		715
Non-interest-earning loans	147		144
Non-performing loans	226		307
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	116		104
Restructured loans	0		0
Potential problem loans	3		28
Total other impaired loans	3		28
Gross impaired loans	119		132
Non-interest-earning loans	32		33
Non-performing loans	84		71
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	555		520
Restructured loans	0		0
Potential problem loans	58		49
Total other impaired loans	58		49
Gross impaired loans	613		569
Non-interest-earning loans	92		89
Non-performing loans	463		431
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	211		180
Restructured loans	0		0
Potential problem loans	45		45
Total other impaired loans	45		45
Gross impaired loans	256		225
Non-interest-earning loans	19		13
Non-performing loans	192		167
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	90		91
Restructured loans	0		0
Potential problem loans	3		4
Total other impaired loans	3		4
Gross impaired loans	93		95
Non-interest-earning loans	68		71
Non-performing loans	22		20
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	254		249
Restructured loans	0		0
Potential problem loans	10		0
Total other impaired loans	10		0
Gross impaired loans	264		249
Non-interest-earning loans	5		5
Non-performing loans	249		244